PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment, Net
Property and Equipment, total	$ 68,936,364	$ 42,165,276
Less: accumulated depreciation	(8,766,890)	(5,113,981)
Property and equipment, total before construction in progress	60,169,474	37,051,295
Construction in progress	39,135	3,157,152
Property and equipment, net	60,208,609	40,208,447
Depreciation expense	3,555,734	2,032,836	840,677
Film projection equipment
Property And Equipment, Net
Property and Equipment, total	24,841,457	14,326,138
Furniture and office equipment
Property And Equipment, Net
Property and Equipment, total	1,668,538	1,153,175
Transportation equipment
Property And Equipment, Net
Property and Equipment, total	761,874	670,068
Leasehold improvements
Property And Equipment, Net
Property and Equipment, total	$ 41,664,495	$ 26,015,895